UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®

SELECT FUNDS

2020 SEMI-ANNUAL REPORT

June 30, 2020

U.S. GOVERNMENT MONEY MARKET SELECT FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

U.S. GOVERNMENT MONEY MARKET SELECT FUND

You could lose money by investing in the American Beacon U.S. Government Money Market Select Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds	June 30, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic continues to have an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 0.25%, and announced quantitative easing would be unlimited.

▶  Also in March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶

On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May. However, by the end of June, the average crude oil spot price – which calculates an equally weighted price for West Texas Intermediate, Brent and Dubai crude oils – was $39.46 per barrel.

▶

Although equity markets around the world have rebounded since the lows experienced earlier this year, uncertainty and volatility remain while economies continue to feel the effects of the pandemic. In the U.S., initial estimates indicated gross domestic product fell 9.5% for the second quarter – an annualized decline of 32.9% – making it the sharpest economic contraction in modern history.

▶

As of June 30, the virus had infected more than 10 million individuals around the world, resulting in more than 503,000 deaths. The U.S. alone accounted for more than 2.5 million confirmed cases and more than 126,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

President’s Message

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Select Funds

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

June 30, 2020 (Unaudited)

After a promising start to the year, things changed drastically when the COVID-19 pandemic began to wreak havoc across the globe. As the devastating economic impact of the virus became apparent, the Federal Reserve slashed the fed funds rate, and treasury yields plummeted across the curve as investors sought safe-haven assets. Equity markets, which hit record highs in January and February, ended the quarter down more than 20%, culminating in the worst quarter for stocks since the financial crisis.

The fed funds target rate began the year in the range of 1.50% to 1.75%. However, with the world in an economic tailspin, central banks across the globe jumped in with emergency actions to ease monetary policy. The U.S. Federal Reserve (“Fed”) surprised markets with a 50 basis point (0.50%) rate cut between regularly scheduled meetings on March 3rd. When that did little to calm financial markets, the Fed slashed the fed funds target rate on March 15th another 100 basis points (1.00%) to a range of 0.00-0.25%. The Fed’s commitment to extremely accommodative monetary policy and government stimulus buoyed investor sentiment and we had a nice recovery in the stock market during the second quarter. The economic recovery is expected to be slow and uneven until real progress is made on containing COVID-19 or a vaccine is developed.

The American Beacon U.S. Government Money Market Select Fund’s (the “Fund”) primary strategy for the first half of the year was to buy fixed agencies/treasuries, floating rate agencies along with overnight repurchase agreements.

For the six-month period ended June 30, 2020, the total return of the Fund was 0.38%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.29%. Based on annualized total returns, Lipper Analytical Services ranked the Fund 11th among 210, 3rd among 155 and 5th among 143 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2020, respectively.

Total Returns for the Period ended June 30, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Select Fund Select Fund	AAOXX	0.38%	1.35%	1.59%	1.07%	0.56%
Lipper Institutional U.S. Government Money Market Average		0.29%	1.11%	1.32%	0.85%	0.43%

*	Not Annualized.

Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund.

Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

June 30, 2020 (Unaudited)

1

A portion of the fees charged to the Fund was waived from Fund inception to 2014, and a portion was partially recovered in 2016. Performance prior to waiving fees was lower than the actual returns shown for the 10-year periods.

2.

The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

3.

The Total Annual Fund Operating Expense ratio set forth in the most recent Fund prospectus was 0.13%. The expense ratio may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Fund Statistics as of June 30, 2020
7-Day Current Yield*	0.07%
7-Day Effective Yield*	0.07%
Weighted Average Maturity	33 Days
Weighted Average Life	105 Days
Standard & Poor’s Rating**	AAAm

Asset Allocation as of June 30, 2020 (% of net assets)
Government Agency Debt	37.3
Government Agency Repurchase Agreements	17.7
U.S. Treasury Obligations	18.3
Investment Companies	26.7

Effective Maturity Distribution (%)
1 to 7 Days	58.2
8 to 30 Days	15.1
31 to 90 Days	8.3
91 to 185 Days	14.9
185+ Days	3.5

*

Annualized Yield is a more accurate reflection of the Fund’s current earnings than total return. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized.

The seven day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

**

Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

American Beacon U.S. Government Money Market Select FundSM

Expense Examples

June 30, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in the Fund and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon U.S. Government Money Market Select FundSM

Expense Examples

June 30, 2020 (Unaudited)

American Beacon U.S. Government Money Market Select Fund

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period 1/1/2020-6/30/2020*
Actual	$1,000.00	$1,003.80	$0.70
Hypothetical**	$1,000.00	$1,024.17	$0.70

*

Expenses are equal to the Fund’s annualized net expense ratios for the six-month period of 0.14%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 101.20%

U.S. Government Agency Obligations - 37.78%
Federal Farm Credit Banks Funding Corp.,
0.296%, Due 8/6/2020, (3-mo. USD LIBOR - 0.205%)A	$10,000,000	$9,999,216
0.227%, Due 9/10/2020, (1-mo. USD LIBOR + 0.050%)A	5,000,000	4,999,974
0.215%, Due 1/26/2021, (1-mo. USD LIBOR + 0.035%)A	10,000,000	9,999,223
0.200%, Due 2/9/2021, (U.S. Fedral Fund Rate + 0.120%)A	5,000,000	4,999,751
0.280%, Due 4/21/2021, (1-mo. USD LIBOR + 0.090%)A	10,000,000	10,000,000
0.234%, Due 5/5/2021, (1-mo. USD LIBOR + 0.060%)A	10,000,000	9,997,417
0.194%, Due 6/28/2021, (1-mo. USD LIBOR + 0.010%)A	13,900,000	13,894,947
0.195%, Due 7/16/2021B	8,475,000	8,470,256
0.284%, Due 7/28/2021, (1-mo. USD LIBOR + 0.100%)A	10,000,000	10,000,000
0.304%, Due 11/5/2021, (1-mo. USD LIBOR + 0.130%)A	5,000,000	5,007,326
0.245%, Due 2/16/2021, (1-mo. USD LIBOR + 0.050%)A	10,000,000	9,997,341
0.216%, Due 3/1/2021, (1-mo. USD LIBOR + 0.045%)A	10,000,000	9,999,794
0.180%, Due 7/20/2020, (1-mo. USD LIBOR - 0.010%)A	10,000,000	9,999,948
0.159%, Due 5/28/2021, (1-mo. USD LIBOR - 0.025%)A	5,000,000	4,999,155
0.248%, Due 2/1/2021, (1-mo. USD LIBOR + 0.075%)A	5,000,000	4,999,993
Federal Home Loan Banks,
0.304%, Due 7/10/2020	10,000,000	9,999,250
1.594%, Due 7/15/2020	10,000,000	9,993,933
1.605%, Due 7/17/2020	5,295,000	5,291,305
1.599%, Due 7/22/2020	5,000,000	4,995,435
0.304%, Due 8/3/2020	5,000,000	4,998,625
1.244%, Due 8/28/2020	5,000,000	4,990,172
0.284%, Due 10/26/2020	5,000,000	4,995,450
0.147%, Due 11/4/2020	15,000,000	14,992,213
0.152%, Due 11/6/2020	5,000,000	4,997,333
0.284%, Due 11/16/2020	5,000,000	4,994,633
0.305%, Due 11/24/2020	6,300,000	6,292,335
0.178%, Due 11/27/2020	4,500,000	4,496,741
0.173%, Due 12/21/2020	5,000,000	4,995,915
0.234%, Due 1/6/2021	5,000,000	4,993,963
0.183%, Due 1/19/2021	5,000,000	4,994,950
0.285%, Due 2/16/2021	5,000,000	4,991,056
0.195%, Due 3/12/2021, (SOFR + 0.115%)A	5,000,000	5,000,338
0.155%, Due 6/11/2021, (SOFR + 0.075%)A	5,000,000	4,995,513
0.155%, Due 7/8/2021, (SOFR + 0.075%)A	7,300,000	7,292,938
Federal Home Loan Mortgage Corp.,
0.323%, Due 8/12/2020	5,000,000	4,998,145
0.305%, Due 10/19/2020	6,000,000	5,994,500
0.110%, Due 1/22/2021, (SOFR + 0.030%)A	5,000,000	5,000,119
0.125%, Due 8/27/2021, (SOFR + 0.045%)A	5,000,000	5,000,000
0.380%, Due 10/25/2021, (SOFR + 0.300%)A	5,000,000	5,000,000
0.220%, Due 12/10/2021, (SOFR + 0.140%)A	5,000,000	5,000,000
0.230%, Due 3/4/2022, (SOFR + 0.150%)A	5,000,000	5,000,000
Federal National Mortgage Association,
0.325%, Due 9/2/2020	5,000,000	4,997,200
0.120%, Due 1/29/2021, (SOFR + 0.040%)A	5,000,000	4,997,681
0.155%, Due 6/4/2021, (SOFR + 0.075%)A	5,000,000	5,000,000
0.230%, Due 12/9/2021, (SOFR + 0.150%)A	5,000,000	5,000,000
0.380%, Due 1/7/2022, (SOFR + 0.300%)A	5,000,000	5,000,000
0.440%, Due 1/20/2022, (SOFR + 0.360%)A	5,000,000	5,000,000
0.390%, Due 1/24/2022, (SOFR + 0.310%)A	5,000,000	5,000,000

Total U.S. Government Agency Obligations (Cost $316,654,084)		316,654,084

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 101.20% (continued)

U.S. Treasury Obligations - 18.48%
U.S. Treasury Bills,
0.092%, Due 7/2/2020	$10,000,000	$9,999,975
0.132%, Due 7/16/2020	5,000,000	4,999,729
0.167%, Due 7/23/2020	10,000,000	9,998,992
0.148%, Due 8/4/2020	20,000,000	19,997,197
0.137%, Due 8/13/2020	10,000,000	9,998,387
0.172%, Due 9/17/2020	10,000,000	9,996,317
0.167%, Due 10/1/2020	10,000,000	9,995,783
0.161%, Due 10/29/2020	5,000,000	4,997,325
0.164%, Due 11/27/2020	5,000,000	4,996,662
0.174%, Due 12/3/2020	5,000,000	4,996,314
0.142%, Due 1/28/2021	15,000,000	14,987,545
U.S. Treasury Cash Management Bills,
0.175%, Due 9/29/2020	10,000,000	9,995,685
0.142%, Due 10/13/2020	20,000,000	19,991,622
0.147%, Due 10/20/2020	5,000,000	4,997,765
0.150%, Due 10/27/2020	10,000,000	9,994,703
0.178%, Due 11/3/2020	5,000,000	4,996,962

Total U.S. Treasury Obligations (Cost $154,940,963)		154,940,963

	Shares

Investment Companies - 27.04%
BlackRock Liquidity Federal Fund, 0.09%C	78,400,088	78,400,088
Federated Hermes Government Obligations Fund - Government Portfolio, Institutional Class, 0.11%C	78,782,978	78,782,978
Morgan Stanley Institutional Liquidity Fund, 0.05%C	269,757	269,757
RBC U.S. Government Money Market Fund, 0.11%C	69,226,034	69,226,034

Total Investment Companies (Cost $226,678,857)		226,678,857

	Principal Amount

Government Agency Repurchase Agreements - 17.90%
Bank of America, N.A., 0.080%, Acquired on 06/30/2020, Due 07/01/2020, at $100,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $102,000,000, 3.500%, 08/01/2047)	$100,000,000	100,000,000
Goldman Sachs Group, Inc., 0.050%, Acquired on 06/30/2020, Due 07/01/2020, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $51,000,000, 2.490%-6.000%, 12/01/2021-12/01/2047)	50,000,000	50,000,000

Total Government Agency Repurchase Agreements (Cost $150,000,000)		150,000,000

Total Short-Term Investments (Cost $848,273,904)		848,273,904

TOTAL INVESTMENTS - 101.20% (Cost $848,273,904)		848,273,904
LIABILITIES, NET OF OTHER ASSETS - (1.20%)		(10,091,975)

TOTAL NET ASSETS - 100.00%		$838,181,929

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2020.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

C 7-day yield.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2020, the investments were classified as described below:

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$-	$316,654,084	$-	$316,654,084
U.S. Treasury Obligations	-	154,940,963	-	154,940,963
Investment Companies	226,678,857	-	-	226,678,857
Government Agency Repurchase Agreements	-	150,000,000	-	150,000,000

Total Investments in Securities – Assets	$226,678,857	$621,595,047	$-	$848,273,904

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments in securities, at amortized cost†	$698,273,904
Repurchase agreements, at cost#	150,000,000
Dividends and interest receivable	58,390
Prepaid expenses	14,912

Total assets	848,347,206

Liabilities:
Payable for investments purchased	9,998,388
Payable for fund shares redeemed	35
Dividends payable	2,695
Management and sub-advisory fees payable (Note 2)	68,794
Transfer agent fees payable (Note 2)	3,009
Custody and fund accounting fees payable	27,593
Professional fees payable	21,383
Trustee fees payable (Note 2)	970
Payable for prospectus and shareholder reports	2,769
Other liabilities	39,641

Total liabilities	10,165,277

Net assets	$838,181,929

Analysis of net assets:
Paid-in-capital	$838,182,295
Total distributable earnings (deficits)	(366)

Net assets	$838,181,929

Shares outstanding at no par value (unlimited shares authorized)	838,182,303
Net assets	$838,181,929
Net asset value, offering and redemption price per share	$1.00

† Cost of investments in unaffiliated securities	$698,273,904
# Cost of repurchase agreements	$150,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Operations

For the period ended June 30, 2020 (Unaudited)

Investment income:
Interest income	$4,023,066

Total investment income	4,023,066

Expenses:
Management and sub-advisory fees (Note 2)	437,441
Transfer agent fees	16,851
Custody and fund accounting fees	54,680
Professional fees	37,063
Registration fees and expenses	11,061
Prospectus and shareholder report expenses	8,775
Trustee fees (Note 2)	27,921
Other expenses	19,431

Total expenses	613,223

Net investment income	3,409,843

Realized gain (loss):
Net realized gain from:
Investments in unaffiliated securities	10,895

Net gain from investments	10,895

Net increase in net assets resulting from operations	$3,420,738

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$3,409,843	$24,990,618
Net realized gain from investments in unaffiliated securities	10,895	4,633

Net increase in net assets resulting from operations	3,420,738	24,995,251

Distributions to shareholders:
Total retained earnings	(3,421,192)	(24,995,251)

Net distributions to shareholders	(3,421,192)	(24,995,251)

Capital share transactions (Note 8):
Proceeds from sales of shares	2,621,287,361	7,103,976,045
Reinvestment of dividends and distributions	3,127,604	21,132,578
Cost of shares redeemed	(2,586,190,542)	(7,236,873,197)

Net increase (decrease) in net assets from capital share transactions	38,224,423	(111,764,574)

Net increase (decrease) in net assets	38,223,969	(111,764,574)

Net assets:
Beginning of period	799,957,960	911,722,534

End of period	$838,181,929	$799,957,960

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of June 30, 2020, the Trust consists of one active series, which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended June 30, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (LIBOR) and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Interest income for the Fund is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined based on specific lot identification.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, are accrued daily and paid monthly. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee of 0.10% of the Fund’s average daily net assets. Management fees paid by the Fund for the period ended June 30, 2020 were $437,441.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the Fund to the extent that total operating expenses exceeded the Fund’s historical expense caps. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended June 30, 2020 there were no waived fees, expenses reimbursed, or recouped expenses.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of June 30, 2020, 88% of the Fund’s outstanding shares were held by affiliated American Beacon Funds.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The Fund values its investments and computes the NAV per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of 1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Other Government Money Market Fund Securities

The Fund, at times, may invest in shares of other government money market funds. Investments in the securities of other government money market funds may involve duplication of advisory fees and certain other expenses. By investing in another government money market fund, the Fund becomes a shareholder of that government money market fund. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other government money market fund, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other government money market funds may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Repurchase Agreements

A repurchase agreement is a fixed-income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities collateral (if held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with counterparties who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements typically include U.S. Government and agency securities. There is no percentage restriction on the Fund’s ability to enter into repurchase agreements that are collateralized fully and

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

that the Manager deems to be with counterparties who are creditworthy without consideration of the value of the collateral.

As of June 30, 2020, the Fund had investments in repurchase agreements with a gross value of $150,000,000 as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the 1940 Act. The Fund will also

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

Pursuant to Rule 2a-7 under the Act, variable or floating rate obligations may be deemed to have maturities shorter than their stated maturities as follows:

(1) An obligation that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate. A U.S. Government security that is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) A variable rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A floating rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity of one day, except for purposes of determining the Fund’s weighted average life, in which case it shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(4) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(5) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. As used above, an obligation is “subject to a demand feature” when the Fund is entitled to receive the approximate amortized cost of the security plus accrued interest, if any, at the later of the time of exercise or the settlement of the transaction, paid within 397 calendar days of exercise.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support is downgraded or their credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. Generally, the value of investments with interest rate risk will move in the opposite direction to movements in interest rates. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of the Fund’s Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom’s vote to leave the European Union, the risk of a “trade war” between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasigovernmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Mortgage-Related Securities Risk

Mortgage-related and asset-backed securities are subject to market risks for fixed-income securities, which include, but are not limited to: credit risk, interest rate risk, prepayment risk and extension risk. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by the Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. Moreover, declines in the credit quality of the issuers of mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. Additionally, certain mortgage-related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Net Asset Value Risk

There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share.

Other Investment Companies Risk

The Fund may invest in shares of other government money market funds. To the extent that the Fund invest in shares of other government money market funds, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those Funds.

Redemption Risk

The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in securities issued by government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘GNMA’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”). If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Offsetting Assets and Liabilities

The Fund is party to Master Repurchase Agreements (“Master Repo Agreements”) that govern transactions between the Fund and selected counterparties. The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Fund has elected not to offset qualifying financial instruments on the Statement of Assets and Liabilities, as such financial instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

agreements such as repurchase agreements can only be netted across transactions governed by the same Master Repo Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2020.

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments(1)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Bank of America, N.A.	$100,000,000	$(100,000,000)	$-	$-	$-
Goldman Sachs & Co.	50,000,000	(50,000,000)

	$150,000,000	$(150,000,000)	$-	$-	$-

(1) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $153,000,000 has been received in connection with these transactions.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Select	$848,273,904	$-	$-	$-

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2019, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
U.S. Government Money Market Select	$4,440	$1,545

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2020 (Unaudited)

7.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. Effective August 6, 2020, the Committed Line was reduced from $250 million to $150 million. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2020, the Fund did not utilize this facility.

8.  Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund:

	Select Class
	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	(unaudited)
U.S. Government Money Market Select Fund	Shares	Amount	Shares	Amount
Shares sold	2,621,287,361	2,621,287,361	7,103,976,044	7,103,976,045
Reinvestment of dividends	3,127,604	$3,127,604	21,132,578	$21,132,578
Shares redeemed	(2,586,190,542)	(2,586,190,542)	(7,236,873,197)	(7,236,873,197)

Net (decrease) in shares outstanding	38,224,423	$38,224,423	(111,764,575)	$(111,764,574)

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended June 30,		Year Ended December 31,

	2020		2019		2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	A	0.02		0.02		0.01		0.00	A	0.00	A
Net gains on investments (both realized and unrealized)	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income (loss) from investment operations	0.00		0.02		0.02		0.01		0.00		0.00

Less distributions:
Dividends from net investment income	(0.00	)A	(0.02)		(0.02)		(0.01)		0.00	A	0.00	A
Distributions from net realized gains	-		0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total distributions	-		(0.02)		(0.02)		(0.01)		0.00		0.00

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total returnB	0.38	%C	2.13%		1.75%		0.80%		0.28%		0.02%

Ratios and supplemental data:
Net assets, end of period	$838,181,929		$799,957,960		$911,722,534		$1,442,664,659		$1,442,114,543		$241,630,035
Ratios to average net assets:
Expenses, before reimbursements	0.14	%D	0.13%		0.13%		0.13%		0.13%		0.14%
Expenses, net of reimbursements	0.14	%D	0.13%		0.13%		0.13%		0.13%		0.14%
Net investment income, before expense reimbursements	0.78	%D	2.13%		1.72%		0.81%		0.29%		0.01%
Net investment income, net of reimbursements	0.78	%D	2.13%		1.72%		0.81%		0.29%		0.02%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

Disclosure Regarding Renewal and Approval of Management and Investment Advisory Agreement

June 30, 2020 (Unaudited)

At meetings held on May 14, 2020 and June 3-4, 2020 (collectively, the “Meetings”) via videoconference, the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 4, 2020 meeting, approved the renewal of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Select Funds (“Trust”), on behalf of the American Beacon U.S. Government Money Market Select Fund (“Fund”).

The Management Agreement is referred to herein as the “Agreement.” In preparation for its consideration of the renewal of the Agreement, the Board undertook steps to gather and consider information furnished by the Manager and Broadridge, Inc. (“Broadridge”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge regarding the performance, fees and expenses of the Fund as well as information from the Manager. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreement, the Board received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreement, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreement, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the approval of the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement

In determining whether to approve the renewal of the Agreement, the Board considered the Fund’s investment management relationship with the Manager separately from the management agreement for other funds managed by the Manager, which were also considered at the Meetings.

The Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

Nature, Extent and Quality of Services. The Board considered, among other factors: the Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; and the Manager’s efforts to retain key employees and maintain staffing levels. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for the Fund.

Disclosure Regarding Renewal and Approval of Management and Investment Advisory Agreement

June 30, 2020 (Unaudited)

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge performance universe. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A summary of the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management fee rate, the Board considered whether economies of scale will be realized as the Fund grows and whether the fee rate level reflects these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered the Manager’s representation that the Fund benefits from economies of scale because comparably low fee rate levels are reflected in the current fee rate the Manager charges. Based on the foregoing information, the Board concluded that the Manager’s fee rate schedule for the Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationship with the Fund, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made in comparison to the Fund’s Broadridge performance universe. With respect to the Broadridge performance universe, the 1st Quintile represents the top 20 percent of the universe based on performance and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge. In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of manager skill.

Disclosure Regarding Renewal and Approval of Management and Investment Advisory Agreement

June 30, 2020 (Unaudited)

The expense comparisons below were made in comparison to the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the lowest 20 percent of the universe or group based on lowest total expense and the 5th Quintile representing the highest 20 percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds with a comparable investment classification/objective and a similar operating structure as the share class of the Fund included in the Broadridge comparative information, including the expense group, and provides a broader view of expenses across the Fund’s investment classification/objective.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees

Compared to Broadridge Expense Group	1	st Quintile
Compared to Broadridge Expense Universe	1	st Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2019)

Compared to Broadridge Performance Universe	1	st Quintile

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s continued management of the Fund.

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Delivery of Documents

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If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP on a monthly basis. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov. The Forms N-MFP may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s daily portfolio holdings is also available at www.americanbeaconfunds.com the following business day.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon U.S. Government Money Market Select Fund and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

SAR 6/20

ITEM 2.	CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code July 6, 2020 to disclose the removal of the American Beacon Sound Point Alternative Lending Fund. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust’s Audit and Compliance Committee, are “audit committee financial experts” as defined in Form N-CSRS. Mr. Gilbert Alvarado and Ms. Claudia Holz are “independent” as defined in Form N-CSRS.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Select Funds

Date: September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.	By	/s/ Melinda G. Heika

Gene L. Needles, Jr.		Melinda G. Heika
President		Treasurer
American Beacon Select Funds		American Beacon Select Funds
Date: September 8, 2020		Date: September 8, 2020